Contingent liabilities, contractual commitments and guarantees - Narrative (Details) - GBP (£) £ in Millions	3 Months Ended
	Mar. 31, 2019	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		£ 22,896	£ 22,217
HSBC Holdings | Tax contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				£ 262
Payments for contingent liabilities	£ 262